UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   JUNE 30, 2000
                                                 -----------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Yeager, Wood &  Marshall, Inc.
                  -------------------------------------------------
Address:          630 Fifth Avenue, Suite 2900
                  -------------------------------------------------
                  New York, NY  10111
                  -------------------------------------------------

Form 13F File Number:    28-113
                         ------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gordon M. Marchand
         -----------------------------------------------
Title:   Vice President, Treasurer & Corporate Secretary
         -----------------------------------------------
Phone:   212-765-5350
         -----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Gordon M. Marchand          New York, NY                AUGUST 10, 2000
    ----------------------------    -------------------------   ----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     22
                                                  -------------------------

Form 13F Information Table Value Total:                $ 389,798,204
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: YEAGER, WOOD & MARSHALL, INC.            #28-113     DATE:06/30/00


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
ABBOTT LABORATORIES   COMMON STOCK   002824100           12,007      269,452    X                            114400          155052
AMERICAN INT'L GROUP  COMMON STOCK   026874107           23,501      200,010    X                             67743          132267
AUTOMATIC DATA        COMMON STOCK   053015103           17,204      321,202    X                            118000          203202
 PROCESSING, INC.
AMERICAN EXPRESS      COMMON STOCK   025816109            2,294       44,000    X                             44000
COLGATE-PALMOLIVE CO  COMMON STOCK   194162103           16,128      269,364    X                             81900          187464
DELL COMPUTER CORP.   COMMON STOCK   247025109           17,865      362,290    X                            153600          208690
GILLETTE COMPANY      COMMON STOCK   375766102           13,500      386,393    X                            140624          245769
HOME DEPOT INC.       COMMON STOCK   437076102           25,477      510,175    X                            155750          354425
JOHNSON & JOHNSON     COMMON STOCK   478160104           19,003      186,532    X                             72900          113632
COCA COLA COMPANY     COMMON STOCK   191216100           19,371      337,256    X                            136000          201256
MARRIOTT INTERNAT'L   COMMON STOCK   571903202           17,823      494,225    X                            238200          256025
MCDONALD'S CORP       COMMON STOCK   580135101           18,171      551,686    X                            188900          362786
MERCK & CO. INC.      COMMON STOCK   589331107           15,915      207,700    X                            105800          101900
MICROSOFT CORP        COMMON STOCK   594918104            4,592       57,400    X                                             57400
PFIZER, INC.          COMMON STOCK   717081103           24,373      507,775    X                            235200          272575
STARBUCKS CORP.       COMMON STOCK   855244109           26,174      685,410    X                            295560          389850
STAPLES INC.          COMMON STOCK   855030102           14,930      971,060    X                            488825          482235
STATE STREET CORP.    COMMON STOCK   857477103           27,997      263,970    X                             95750          168220
SERVICEMASTER CO.     COMMON STOCK   81760N109            5,858      514,985    X                                            514985
TIFFANY & COMPANY     COMMON STOCK   886547108           28,749      425,915    X                            138935          286980
WAL-MART STORES, INC  COMMON STOCK   931142103           29,858      518,146    X                            173313          344833
WM. WRIGLEY, JR. CO.  COMMON STOCK   982526105            9,006      112,316    X                             51800           60516
GRAND TOTAL:                                        389,798,204
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